Investments in associates and joint ventures	12 Months Ended
Mar. 31, 2024
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Investments in associates and joint ventures
8.	Investments in associates and joint ventures
There are no associates or joint ventures that are individually material to Sony.
The carrying amounts of investments in associates and joint ventures that are not individually material to Sony, as of March 31, 2023 and 2024 are as follows:

	Yen in millions
	March 31
	2023	2024
Investments accounted for using the equity method
Associates	279,640	363,611
Joint ventures	45,580	60,133

Total	325,220	423,744

Sony’s share of comprehensive income, profit or loss and other comprehensive income, of associates and joint ventures that are not individually material to Sony for the fiscal years ended March 31, 2022, 2023 and 2024 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023	2024
Share of profit or loss
Associates	21,920	22,637	19,727
Joint ventures	1,726	1,812	(9,225)

Total	23,646	24,449	10,502

Share of other comprehensive income
Associates	2,077	3,659	5,311
Joint ventures	1	40	37

Total	2,078	3,699	5,348

Share of comprehensive income
Associates	23,997	26,296	25,038
Joint ventures	1,727	1,852	(9,188)

Total	25,724	28,148	15,850

On January 31, 2024, Sony Bank Inc. (“Sony Bank”), a wholly-owned subsidiary of Sony, transferred a portion of its shares of Sony Payment Services Inc. (“Sony Payment Services”), which was a consolidated subsidiary of Sony Bank, to a special purpose company established by private equity funds which are managed by Blackstone Inc. and its affiliates. Upon the transfer, Sony Payment Services became an affiliate of Sony accounted for using the equity method and Sony has recorded a total of
19,763

million yen in other operating (income) expense, net for the fiscal year ended March 31, 2024, reflecting both a realized gain on the shares transferred and a remeasurement gain based on the fair value of the shares Sony will continue to hold after the transfer. The amounts of assets and liabilities of Sony Payment Services that were derecognized as a result of the transfer were not material.